Organization and Principal Activities (Details Narrative)								12 Months Ended
	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 23, 2020 USD ($) $ / shares shares	Sep. 26, 2019 CNY (¥)	Dec. 30, 2018 USD ($)	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($)	Oct. 13, 2020 shares	Oct. 12, 2020 shares	Dec. 31, 2017 shares	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2015
Number of new shares issued | shares	3,555,556	4,352,941
Shares issued price per share | $ / shares	$ 0.45	$ 0.85
New shares issued, value	$ 1,600,000	$ 3,700,000
Offering expenses								$ 222,000
Common stock, shares issued | shares								6,406,146	4,422,837	[1]				22,114,188
Common stock, shares outstanding | shares								6,406,146	4,422,837	[1]		6,406,146	32,022,685	22,114,188
Net (loss) income								$ (9,075,353)	$ (61,995,758)		$ (3,818,737)
Exclusive Option Agreement [Member]
Agreement term			10 years				10 years
Sheng Ying Xin [Member]
Percentage of ownership of subsidiary															100.00%
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Percentage of net profit							100.00%
Agreement term							10 years
Jianxin Lin [Member]
Net (loss) income				$ 2,062,000
IPO [Member]
Warrants issued to purchase shares | shares						91,042										91,042
Warrant exercise price, percentage						120.00%
Warrant exercise price | $ / shares						$ 12
Warrant exercisable term						2 years
IPO [Member] | New Investors [Member]
Number of new shares issued | shares					2,023,146
Shares issued price per share | $ / shares					$ 10.00
New shares issued, value					$ 20,231,460
Offering expenses					1,262,562
Deferred issuing cost					$ 763,365
RMB [Member] | Exclusive Option Agreement [Member]
Consideration for exercise option | ¥			¥ 1				¥ 1
Sheng Ying Xin [Member]
Registered capital																	$ 726,600
Percentage of ownership of subsidiary																	1.00%	1.00%
Direct ownership percentage																			99.00%
Indirect ownership percentage																			1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital | ¥																		¥ 5,000,000
Mr. Jianxin Lin [Member]
Percentage of ownership of subsidiary								60.22%

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.